LOSSES PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
LOSSES PER SHARE
NOTE 11:-	LOSSES PER SHARE

For the six months ended June 30, 2025 and 2024, the total weighted average number of shares related to outstanding options and RSUs excluded from the calculations of diluted net loss per share were 8,797,858 and 8,002,799, respectively.

The following table sets forth the computation of basic and diluted losses per share for the six-month periods ended June 30, 2025 and 2024:

	Six months ended June 30,
	2025	2024
	Unaudited
Numerator:

Net loss for basic and diluted loss per share	$14,523	$9,390

Denominator:

Weighted average number of ordinary shares
used in computing basic and diluted net loss per share	92,917,554	89,518,778

Basic and diluted loss per ordinary share	$(0.16)	$(0.10)